S000027309 [Member] Investment Objectives and Goals - The Fairholme Focused Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	THE FAIRHOLME FOCUSED INCOME FUND (“The Income Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Income Fund seeks current income.